LEASE COMMITMENT WITH RELATED PARTY	9 Months Ended
Sep. 30, 2011
LEASE COMMITMENT WITH RELATED PARTY [Abstract]
Leases Disclosure [Text Block]
LEASE COMMITMENT

With Related Party

The Company leased its office and storage facility in Lexington, Kentucky, under an operating lease with a related party.  On January 10, 2007, the Company signed a lease addendum that extended the term of the original 1998 lease through August 2012 with two five-year extension options.  The amended lease provides for lease payments of $3,500 per month from January 1, 2007, through July 31, 2007, and $6,500 per month from August 1, 2007, through January 31, 2008.  Beginning on February 1, 2008, the lease payment increased to $6,975 per month ($83,700 per year) for the remainder of the term when the Company increased its leased space by an additional 1,063 square feet.

Total lease expense was $20,925 for the three months ended September 30, 2011 and 2010.  Future minimum lease payments for the balance of this fiscal year are expected to be $20,925 and $55,800 for the fiscal year ended December 31, 2012.

The Company recorded a loss of $144,114 in connection with the abandonment of leasehold improvements following its move to new offices on March 25, 2011.

Lease of New Office Space (Unrelated Party)

On October 29, 2010, the Company signed a lease on new office space to accommodate expected growth in staff over the next 12 to 18 months.  The new premises cost the Company $8,000 per month rent, after a 90-day rent abatement period, and will continue for five years with three extensions of three years each.  The lease may be terminated with a 90-day notice prior to the commencement of the third year and a payment of one year's rent ($96,000) as a termination fee.

Our existing space is being actively marketed but we may have to pay dual rent for a period of time until this space is rented.

Lease expense on the new premises began on May 1, 2011. There was no rent expense in the first quarter of 2011 on the new offices.  Lease expense for the three months ended September 30, 2011 was $24,000. Future minimum lease payments for the balance of this fiscal year are expected to be $24,000 and for future annual fiscal periods ended December 31 are as follows:

Fiscal Year Ended December 31,
2012	$96,000
2013	96,000
2014	96,000
2015	96,000
2016	8,000

Total	$392,000